Share-Based Payments (Details 2) (USD $)	12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2011
Performance Units [Member]
Weighted-average grant date fair values of the equity awards
Granted Restricted Shares and Deferred Stock Units and Performance Units	106,666	99,455	125,360
Granted Weighted Average Conversion Date Fair Value, in USD per share	$ 100.54	$ 76.37	$ 77.53
Restricted Shares And Deferred Stock Units [Member]
Weighted-average grant date fair values of the equity awards
Granted Restricted Shares and Deferred Stock Units and Performance Units	109,770	152,180	303,863
Granted Weighted Average Grant Date Fair Value, in USD per share	$ 76.37	$ 78.32	$ 58.32